Cover	Nov. 19, 2024
Cover [Abstract]
Entity Registrant Name	ARTISAN CONSUMER GOODS, INC.
Entity Central Index Key	0001530425
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 19, 2024
Entity File Number	000-54838
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240056
Entity Address Address Line 1	999 N Northlake Way Ste 203
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98103-3442
City Area Code	206
Local Phone Number	517-7147
Security 12b Title	Common
Trading Symbol	ARRT
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false